UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
REVENUE
Collaboration revenue		$ 353.2	$ 261.8	$ 977.7	$ 667.1
Total license and other revenue	[1]	6.3	10.6	74.4	55.4
Total revenue		359.5	272.4	1,052.1	722.5
Cost of collaboration revenue		(147.0)	(113.2)	(458.4)	(277.6)
Cost of license and other revenue		(0.6)	(2.1)	(2.5)	(7.0)
Research and development expenses		(95.3)	(113.2)	(277.0)	(313.4)
Administrative expenses		(14.8)	(34.7)	(87.8)	(98.8)
Selling and distribution expenses		(55.0)	(52.5)	(168.5)	(141.6)
Other operating expenses	[2]	0.0	0.0	(3.2)	(1.0)
Operating income (loss)		46.8	(43.3)	54.7	(116.9)
Finance costs		(3.9)	(5.6)	(15.2)	(15.9)
Finance income		8.3	9.6	21.2	32.1
Other (expense) income, net		(1.8)	0.3	(8.9)	(162.3)
Income (loss) before tax		49.4	(39.0)	51.8	(263.0)
Income tax benefit (expense)		2.3	(0.6)	(21.2)	(3.0)
Net income (loss)		$ 51.7	$ (39.6)	$ 30.6	$ (266.0)
EARNINGS (LOSS) PER SHARE
Basic (in dollars per share)		$ 0.13	$ (0.11)	$ 0.08	$ (0.72)
Diluted (in dollars per share)		$ 0.13	$ (0.11)	$ 0.08	$ (0.72)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		$ 1.2	$ (0.8)	$ 0.4	$ 184.1
Other comprehensive income (loss), net of tax		1.2	(0.8)	0.4	184.1
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 52.9	$ (40.4)	$ 31.0	$ (81.9)

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.
[2]	** Certain prior year amounts have been reclassified to present loss on asset impairment into the other operating expenses line for comparative purposes.